Stockholders' Equity (Stock-Based Compensation Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Employee Service Stock-Based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 2,185	$ 1,227	$ 920
Estimated income tax benefits for stock-based compensation	400	195	249
Income tax benefits for stock-based awards exercised or released	232	181	273
Unrecognized compensation cost related to unvested stock-based awards	$ 5,641
Unrecognized compensation cost, Remaining weighted-average service period expected to be recognized	4 years 1 month 6 days
Cost of products sold
Employee Service Stock-Based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 120	77	64
Cost of subscriptions and services
Employee Service Stock-Based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	43	9	0
Research and development
Employee Service Stock-Based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	1,532	855	636
Selling, general and administrative
Employee Service Stock-Based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 490	$ 286	$ 220
Restricted Stock Units (RSUs)
Employee Service Stock-Based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based awards, Annualized forfeiture rate	5.00%
Multi-Year Equity Awards
Employee Service Stock-Based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 890
Modified Awards [Member]
Employee Service Stock-Based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based awards, Incremental compensation cost from plan modification	140
CA Technologies, Inc.
Employee Service Stock-Based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	83
Restructuring charges for accelerated vesting of assumed equity awards held by employees terminated in connection with CA Merger	75
CA Technologies, Inc. | Multi-Year Equity Awards Granted to Employees Acquired
Employee Service Stock-Based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 133